Stockholders' Equity (capital Deficiency): Assets purchased (Tables)	3 Months Ended
Jun. 30, 2014
Tables/Schedules
Assets purchased

Equipment	$29,722
Intangibles (patent, trademarks, URL’s)	3,735
Total	$33,457